CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Revenue:
Commissions	¥ 474,557		¥ 359,069		¥ 347,135
Fees from investment banking	91,301		62,353		59,638
Asset management and portfolio service fees	167,247		141,029		144,251
Net gain on trading	476,356		367,979		272,557
Gain on private equity investments	11,392		8,053		25,098
Interest and dividends	416,350		394,007		435,890
Gain on investments in equity securities	15,156		38,686		4,005
Other	179,485		708,767		563,186
Total revenue	1,831,844		2,079,943		1,851,760
Interest expense	274,774		266,312		315,901
Net revenue	1,557,070	[1]	1,813,631	[1]	1,535,859	[1]
Non-interest expenses:
Compensation and benefits	570,058		547,591		534,648
Commissions and floor brokerage	111,849		91,388		93,500
Information processing and communications	192,168		179,904		177,148
Occupancy and related depreciation	80,142		91,545		100,891
Business development expenses	38,485		49,010		48,488
Other	202,754		616,463		496,227
Total non-interest expenses	1,195,456		1,575,901		1,450,902
Income before income taxes	361,614		237,730		84,957
Income tax expense	145,165		132,039		58,903
Net income	216,449		105,691		26,054
Less: Net income (loss) attributable to noncontrolling interests	2,858		(1,543)		14,471
Net income attributable to NHI shareholders	¥ 213,591		¥ 107,234		¥ 11,583
Basic-
Net income attributable to NHI shareholders per share	¥ 57.57		¥ 29.04		¥ 3.18
Diluted-
Net income attributable to NHI shareholders per share	¥ 55.81		¥ 28.37		¥ 3.14

[1]	There is no revenue derived from transactions with a single major external customer.